Cover	Jun. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 14, 2022
Entity Registrant Name	BBQ HOLDINGS, INC.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-39053
Entity Tax Identification Number	83-4222776
Entity Address, Address Line One	12701 Whitewater Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	294-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	BBQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Entity Central Index Key	0001021270
Amendment Flag	false